UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09915

Small-Cap Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31, 2008

Date of Reporting Period:	September 30, 2008

Item 1. Schedule of Investments

Small-Cap Portfolio (1)	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.2%

Security	Shares	Value
Aerospace & Defense — 2.8%
Alliant Techsystems, Inc. (2)	13,260	$1,245,644
Ceradyne, Inc. (2)	27,885	1,022,264
		$2,267,908
Capital Markets — 4.4%
Affiliated Managers Group, Inc. (2)	14,000	$1,159,900
Greenhill & Co., Inc.	15,170	1,118,787
Lazard, Ltd., Class A	31,910	1,364,472
		$3,643,159
Chemicals — 3.2%
Albemarle Corp.	18,650	$575,166
Terra Industries, Inc.	28,085	825,699
Zoltek Cos., Inc. (2)	72,030	1,232,433
		$2,633,298
Commercial Banks — 1.7%
Cullen/Frost Bankers, Inc.	23,140	$1,388,400
		$1,388,400
Commercial Services & Supplies — 2.3%
Clean Harbors, Inc. (2)	15,050	$1,016,627
EnergySolutions, Inc.	88,030	880,300
		$1,896,927
Communications Equipment — 0.7%
Comtech Telecommunications Corp. (2)	12,260	$603,682
		$603,682
Computer Peripherals — 1.7%
Stratasys, Inc. (2)	81,895	$1,430,706
		$1,430,706
Construction & Engineering — 1.8%
Chicago Bridge & Iron Co. NV	51,530	$991,437
Foster Wheeler, Ltd. (2)	12,410	448,125
		$1,439,562
Distributors — 1.6%
LKQ Corp. (2)	76,570	$1,299,393
		$1,299,393
Electrical Equipment — 3.3%
Baldor Electric Co.	38,860	$1,119,557
Energy Conversion Devices, Inc. (2)	11,440	666,380
Sunpower Corp., Class B (2)	13,971	964,728
		$2,750,665
Electronic Equipment, Instruments & Components — 3.0%
FLIR Systems, Inc. (2)	33,380	$1,282,460
National Instruments Corp.	39,250	1,179,462
		$2,461,922
Energy Equipment & Services — 6.1%
CARBO Ceramics, Inc.	9,320	$481,005
Hornbeck Offshore Services, Inc. (2)	24,705	954,107
ION Geophysical Corp. (2)	91,600	1,299,804
NATCO Group, Inc., Class A (2)	31,140	1,251,205
Willbros Group, Inc. (2)	38,301	1,014,976
		$5,001,097
Food Products — 1.7%
Ralcorp Holdings, Inc. (2)	20,810	$1,402,802
		$1,402,802
Health Care Equipment & Supplies — 7.1%
Analogic Corp.	24,420	$1,215,139
IDEXX Laboratories, Inc. (2)	6,770	370,996
Immucor, Inc. (2)	19,910	636,324
ResMed, Inc. (2)	28,320	1,217,760

West Pharmaceutical Services, Inc.	25,775	$1,258,336
Wright Medical Group, Inc. (2)	39,020	1,187,769
		$5,886,324
Health Care Providers & Services — 1.5%
VCA Antech, Inc. (2)	42,130	$1,241,571
		$1,241,571
Hotels, Restaurants & Leisure — 1.6%
Scientific Games Corp., Class A (2)	55,640	$1,280,833
		$1,280,833
Household Products — 1.1%
Church & Dwight Co., Inc.	14,115	$876,400
		$876,400
Insurance — 0.9%
Markel Corp. (2)	2,130	$748,695
		$748,695
IT Services — 1.4%
Euronet Worldwide, Inc. (2)	68,605	$1,147,762
		$1,147,762
Life Sciences Tools & Services — 1.3%
Bruker BioSciences Corp. (2)	79,380	$1,058,135
		$1,058,135
Machinery — 2.2%
Bucyrus International, Inc., Class A	17,600	$786,368
Titan International, Inc.	48,039	1,024,191
		$1,810,559
Media — 1.4%
Dolan Media Co. (2)	112,150	$1,131,594
		$1,131,594
Metals & Mining — 0.8%
Cleveland-Cliffs, Inc.	11,860	$627,868
		$627,868
Multiline Retail — 2.4%
Big Lots, Inc. (2)	28,980	$806,513
Dollar Tree, Inc. (2)	33,190	1,206,788
		$2,013,301
Oil, Gas & Consumable Fuels — 10.8%
Berry Petroleum Co., Class A	10,370	$401,630
Bill Barrett Corp. (2)	9,610	308,577
Forest Oil Corp. (2)	13,180	653,728
Foundation Coal Holdings, Inc.	33,650	1,197,267
Goodrich Petroleum Corp. (2)	31,790	1,385,726
Holly Corp.	13,940	403,145
Patriot Coal Corp. (2)	27,570	800,909
Penn Virginia Corp.	21,570	1,152,701
Petrohawk Energy Corp. (2)	38,340	829,294
Range Resources Corp.	13,160	564,169
St. Mary Land & Exploration Co.	34,160	1,217,804
		$8,914,950
Personal Products — 1.8%
Chattem, Inc. (2)	19,025	$1,487,375
		$1,487,375
Pharmaceuticals — 1.7%
Perrigo Co.	36,620	$1,408,405
		$1,408,405
Professional Service — 1.0%
Robert Half International, Inc.	34,410	$851,648
		$851,648
Road & Rail — 2.4%
Kansas City Southern (2)	17,000	$754,120
Landstar System, Inc.	28,430	1,252,626
		$2,006,746
Semiconductors & Semiconductor Equipment — 8.7%
Advanced Energy Industries, Inc. (2)	64,720	$885,370
Atheros Communications, Inc. (2)	39,470	930,703

Cypress Semiconductor Corp. (2)	50,940	$265,907
Intersil Corp., Class A	53,820	892,336
ON Semiconductor Corp. (2)	171,965	1,162,483
Renesola, Ltd. ADR (2)	91,220	956,898
Varian Semiconductor Equipment Associates, Inc. (2)	38,110	957,323
Verigy, Ltd. (2)	68,970	1,122,832
		$7,173,852
Software — 5.1%
Mentor Graphics Corp. (2)	111,970	$1,270,860
Parametric Technology Corp. (2)	70,285	1,293,244
Sybase, Inc. (2)	40,429	1,237,936
Synopsys, Inc. (2)	21,240	423,738
		$4,225,778
Specialty Retail — 2.7%
Advance Auto Parts, Inc.	30,870	$1,224,304
Collective Brands, Inc. (2)	56,740	1,038,909
		$2,263,213
Textiles, Apparel & Luxury Goods — 1.5%
Gildan Activewear, Inc. (2)	55,490	$1,264,062
		$1,264,062
Trading Companies & Distributors — 1.5%
GATX Corp.	31,310	$1,238,937
		$1,238,937
Total Common Stocks
(identified cost $81,063,948)		$76,877,529

Short-Term Investments — 9.3%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 2.18% (3)	$7,717	$7,717,433
Total Short-Term Investments (identified cost $7,717,433)		$7,717,433
Total Investments — 102.5% (identified cost $88,781,381)		$84,594,962
Other Assets, Less Liabilities — (2.5)%		$(2,070,526)
Net Assets — 100.0%		$82,524,436

ADR	—	American Depository Receipt
(1)		Effective September 1, 2008, the name of the Small-Cap Portfolio was changed from Small-Cap Growth Portfolio.
(2)		Non-income producing security.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2008. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2008 was $74,881.

The Portfolio did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$88,778,030
Gross unrealized appreciation	$5,844,395
Gross unrealized depreciation	(10,027,463)
Net unrealized depreciation	$(4,183,068)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$84,594,962
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	—
Total		$84,594,962

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small-Cap Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 21, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 21, 2008